Statement of cash flows, indirect method (Statement) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from (used in) operating activities
Net income (loss) for the period	R$ (3,545,485)	R$ 10,320,416
Adjustments to reconcile profit (loss)
Depreciation, depletion and amortization	3,943,188	3,451,862
Depreciation, right-of-use assets	167,592	141,654
Interest expense on lease liabilities	222,185	223,237
Result from sale and disposal of property, plant and equipment, intangible and biological assets, net	124,424	111,195
Income (expense) from associates and joint ventures	3,514	(419)
Exchange rate and monetary variations, net	8,186,657	(3,624,935)
Interest expenses on financing, loans and debentures	2,545,932	2,309,587
Capitalized loan costs	(802,515)	(511,650)
Accrual of interest on marketable securities	(645,445)	(529,887)
Amortization of transaction costs, premium and discounts	39,616	32,421
Derivative gains, net	(4,524,878)	4,899,019
Fair value adjustment of biological assets	(539,003)	(1,256,315)
Deferred income tax and social contribution	(3,872,570)	3,849,332
Interest on actuarial liabilities and cost of current service	37,926	34,615
Provision for judicial liabilities, net	53,680	62,154
Tax litigation reduction program		14,031
Provision (reversal) for doubtful accounts, net	(3)	10,287
Provision (reversal) for inventory losses, net	14,714	(854)
Provision (reversal) for loss of ICMS credits, net	(21,447)	202,961
Other	28,560	10,494
Trade accounts receivable	422,445	2,573,633
Inventories	(667,502)	(372,295)
Recoverable taxes	(74,202)	(335,807)
Other assets	(33,736)	235,459
Trade accounts payable	257,598	(105,036)
Taxes payable	224,019	82,064
Payroll and charges	(56,148)	(63,898)
Other liabilities	(86,269)	(158,527)
Cash generated from operations	10,452,603	11,806,760
Payment of interest on financing, loans and debentures	(2,529,991)	(2,352,484)
Capitalized loan costs paid	802,515	511,650
Interest received on marketable securities	570,829	391,601
Payment of income taxes	(173,287)	(89,482)
Cash provided by operating activities	9,122,669	10,268,045
Additions to property, plant and equipment	(5,025,174)	(5,759,447)
Additions to intangible	(84,566)	(197)
Purchase of biological assets	(3,459,209)	(2,899,032)
Proceeds from sales of property, plant and equipment and biological assets	88,179	97,412
Capital increase in affiliates	(27,319)	(35,075)
Marketable securities, net	(894,973)	(683,505)
Advances for acquisition (receipt) of wood from operations with development and partnerships	(183,995)	(410,024)
Dividends received		4,869
Asset acquisition		(1,615,140)
Acquisition of subsidiaries		(1,072,657)
Net cash from acquisition of subsidiaries		5,002
Cash used in investing activities	(9,587,057)	(12,367,794)
Proceeds from loans, financing and debentures	10,934,280	5,276,816
Proceeds from derivative transactions	(682,787)	1,664,900
Payment of loans, financing and debentures	(8,921,182)	(765,533)
Payment of leases	(633,211)	(577,132)
Payment of interest on own capital and dividends	(1,318,418)	(2,415)
Liabilities for assets acquisitions and subsidiaries		(16,929)
Shares repurchased	(309,952)	(721,052)
Cash provided (used) by financing activities	(931,270)	4,858,655
EXCHANGE VARIATION ON CASH AND CASH EQUIVALENTS	296,285	(404,442)
Increase (Decrease) in cash and cash equivalents, net	(1,099,373)	2,354,464
At the beginning of the period	8,345,871	9,505,951
At the end of the period	R$ 7,246,498	R$ 11,860,415